Long-term Debt - Estimated Fair Value of Eurobonds (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Carrying amount	€ 1,021,900		€ 710,100
Eurobonds [Member]
Debt Instrument [Line Items]
Principal amount	988,153		600,000
Carrying amount	1,021,930		710,095
Fair value	€ 1,028,238	[1]	€ 700,644	[1]

[1]	Source: Bloomberg Finance LP